INVENTORIES, NET (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Change in inventory reserve	$ 154,151	$ 152,186	$ 700,000
Inventory Write-down	$ 0